GOF STK-A

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                         OF EACH OF THE LISTED FUNDS:

         FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC. - CLASS A,B,C
                      FRANKLIN CALIFORNIA TAX-FREE TRUST
        Franklin California Insured Tax-Free Income Fund - Class A,B,C
                   Franklin California Tax-Exempt Money Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
                        FRANKLIN CUSTODIAN FUNDS, INC.
                         DynaTech Series - Class A,B,C
                          Growth Series - Class A,B,C
                        Income Series - Class A,B,B1,C
                U.S. Government Securities Series - Class A,B,C
                        Utilities Series - Class A,B,C
              FRANKLIN FEDERAL TAX-FREE INCOME FUND - CLASS A,B,C
                             FRANKLIN GLOBAL TRUST
             Franklin Global Aggressive Growth Fund - Class A,B,C
                   Franklin Global Growth Fund- Class A,B,C
             FRANKLIN GOLD AND PRECIOUS METALS FUND - CLASS A,B,C
                 FRANKLIN GROWTH AND INCOME FUND - CLASS A,B,C
                          FRANKLIN HIGH INCOME TRUST
                 Franklin's AGE High Income Fund - Class A,B,C
                      FRANKLIN INVESTORS SECURITIES TRUST
              Franklin Adjustable U.S. Government Securities Fund
               Franklin Convertible Securities Fund - Class A,C
                   Franklin Equity Income Fund - Class A,B,C
            Franklin Floating Rate Daily Access Fund - Class A,B,C
          Franklin Short-Intermediate U.S. Government Securities Fund
                          Franklin Total Return Fund
                            FRANKLIN MANAGED TRUST
                 Franklin Rising Dividends Fund - Class A,B,C
                      FRANKLIN MUNICIPAL SECURITIES TRUST
          Franklin California High Yield Municipal Fund - Class A,B,C
                    Franklin Tennessee Municipal Bond Fund
                       FRANKLIN MUTUAL SERIES FUND INC.
                       Mutual Beacon Fund - Class A,B,C
                      Mutual Discovery Fund - Class A,B,C
                      Mutual European Fund - Class A,B,C
                    Mutual Financial Services Fund - A,B,C
                      Mutual Qualified Fund - Class A,B,C
                       Mutual Shares Fund - Class A,B,C
             FRANKLIN NEW YORK TAX-FREE INCOME FUND - CLASS A,B,C
                       FRANKLIN NEW YORK TAX-FREE TRUST
                    Franklin New York Tax-Exempt Money Fund
          Franklin New York Insured Tax-Free Income Fund - Class A,C
           Franklin New York Intermediate-Term Tax-Free Income Fund
              FRANKLIN REAL ESTATE SECURITIES TRUST - CLASS A,B,C
                           FRANKLIN STRATEGIC SERIES
                 Franklin Aggressive Growth Fund - Class A,B,C
                     Franklin Biotechnology Discovery Fund
                     Franklin Blue Chip Fund - Class A,B,C
                 Franklin California Growth Fund - Class A,B,C
               Franklin Global Communications Fund - Class A,B,C
                Franklin Global Health Care Fund - Class A,B,C
                 Franklin Large Cap Growth Fund - Class A,B,C
                        Franklin Natural Resources Fund
                Franklin Small-Mid Cap Growth Fund - Class A,C
                Franklin Small Cap Growth Fund II - Class A,B,C
                 Franklin Strategic Income Fund - Class A,B,C
                    Franklin Technology Fund - Class A,B,C
                         Franklin U.S. Long-Short Fund
                            FRANKLIN TAX-FREE TRUST
               Franklin Alabama Tax-Free Income Fund - Class A,C
              Franklin Arizona Tax-Free Income Fund - Class A,B,C
              Franklin Colorado Tax-Free Income Fund - Class A,C
             Franklin Connecticut Tax-Free Income Fund - Class A,C
            Franklin Federal Intermediate-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
              Franklin Florida Tax-Free Income Fund - Class A,B,C
               Franklin Georgia Tax-Free Income Fund - Class A,C
            Franklin High Yield Tax-Free Income Fund - Class A,B,C
              Franklin Insured Tax-Free Income Fund - Class A,B,C
                    Franklin Kentucky Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund - Class A,C
              Franklin Maryland Tax-Free Income Fund - Class A,C
        Franklin Massachusetts Insured Tax-Free Income Fund - Class A,C
         Franklin Michigan Insured Tax-Free Income Fund - Class A,B,C
          Franklin Minnesota Insured Tax-Free Income Fund - Class A,C
              Franklin Missouri Tax-Free Income Fund - Class A,C
            Franklin New Jersey Tax-Free Income Fund - Class A,B,C
           Franklin North Carolina Tax-Free Income Fund - Class A,C
           Franklin Ohio Insured Tax-Free Income Fund - Class A,B,C
               Franklin Oregon Tax-Free Income Fund - Class A,C
           Franklin Pennsylvania Tax-Free Income Fund - Class A,B,C
               Franklin Double Tax-Free Income Fund - Class A,C
                Franklin Texas Tax-Free Income Fund - Class A,C
              Franklin Virginia Tax-Free Income Fund - Class A,C
                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
            Franklin Templeton Conservative Target Fund - Class A,C
              Franklin Templeton Moderate Target Fund - Class A,C
               Franklin Templeton Growth Target Fund - Class A,C
                        FRANKLIN TEMPLETON GLOBAL TRUST
                     Franklin Templeton Hard Currency Fund
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
            Templeton Foreign Smaller Companies Fund - Class A,B,C
                 Templeton Global Long-Short Fund - Class A,B
                   Templeton Pacific Growth Fund - Class A,C
                        FRANKLIN VALUE INVESTORS TRUST
             Franklin Balance Sheet Investment Fund - Class A,B,C
                  Franklin Large Cap Value Fund - Class A,B,C
                         Franklin MicroCap Value Fund
                  Franklin Small Cap Value Fund - Class A,B,C
               TEMPLETON DEVELOPING MARKETS TRUST - CLASS A,B,C
                       TEMPLETON GLOBAL INVESTMENT TRUST
           Templeton International (Ex EM) Fund - Class A,C, Advisor
               Templeton Latin America Fund - Class A,C, Advisor
              TEMPLETON GLOBAL OPPORTUNITIES TRUST - CLASS A,B,C
                      TEMPLETON INSTITUTIONAL FUNDS, INC.
            Foreign Equity Series - Primary Shares, Service Shares
                            Emerging Markets Series
                     Emerging Fixed Income Markets Series
                         FRANKLIN FLOATING RATE TRUST
                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                          FRANKLIN FEDERAL MONEY FUND
                              FRANKLIN MONEY FUND
                        FRANKLIN TAX-EXEMPT MONEY FUND
                         INSTITUTIONAL FIDUCIARY TRUST
                            Money Market Portfolio
          Franklin U.S. Government Securities Money Market Portfolio
                          Franklin Cash Reserves Fund

1. DEALER COMPENSATION
FOR ALL FUNDS, EXCEPT TEMPLETON INSTITUTIONAL FUNDS, INC. (FOREIGN EQUITY SERIES, EMERGING MARKETS SERIES, AND EMERGING FIXED INCOME MARKETS SERIES):

 Effective February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

2. PORTFOLIO MANAGERS
FOR TEMPLETON LATIN AMERICA FUND ONLY:

 The section "Management" is replaced with the following:
       MANAGEMENT
------------------------------------------------------------------------------

       Templeton Investment Counsel, LLC (Investment Counsel), 500 East Broward Blvd., Ft. Lauderdale, FL 33394-3091, is the Fund's investment manager. Together, Investment Counsel and its affiliates manage over $246 billion in assets.

       The Fund's lead portfolio manager is:

       TINA HELLMER CFA, RESEARCH ANALYST OF INVESTMENT COUNSEL
       Ms. Hellmer has been a manager of the Fund since
       2000. She joined Franklin Templeton Investments in 1997. The following individuals have secondary portfolio management responsibilities:

       ANTONIO T. DOCAL CFA, VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Docal has been a manager of the Fund since July 2001. He joined Franklin Templeton Investments in May 2001. Previously, he was a Director and Portfolio Manager at Evergreen Funds in Boston, Massachusetts.

       MARK R. BEVERIDGE CFA, SENIOR VICE PRESIDENT OF INVESTMENT COUNSEL
       Mr. Beveridge has been a manager of the Fund since 1997. He joined Franklin Templeton Investments in 1985.

       The Fund pays Investment Counsel a fee for managing the Fund's assets. For the fiscal year ended March 31, 2001, the Fund paid 1.25% of its average daily net assets to the manager for its services.

3. MARKET TIMERS
FOR TEMPLETON GLOBAL OPPORTUNITIES TRUST, TEMPLETON INTERNATIONAL (EX EM) FUND, TEMPLETON LATIN AMERICA FUND, AND TEMPLETON INSTITUTIONAL FUNDS, INC. (FOREIGN EQUITY SERIES, EMERGING MARKETS SERIES, AND EMERGING FIXED INCOME MARKETS SERIES) ONLY:

 The first sentence of the section under "Account Policies - Market Timers" is replaced with the following:

 Effective March 1, 2002, the Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below.

                  Please keep this supplement for future reference.